Other liabilities	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Other liabilities	Other liabilities
As at December 31, 2020 and December 31, 2019, other liabilities included the following:

(In $ millions)	December 31, 2020	December 31, 2019
Taxes payable	29	33
Contract liabilities	31	29
Unfavorable drilling contracts	7	8
Employee withheld taxes, social security and vacation payments	47	51
Accrued interest expense	38	40
Accrued expenses	110	137
Lease liabilities	68	36
Uncertain tax positions	79	83
Other liabilities	27	33
Total Other Liabilities	436	450
Other liabilities are presented in our Consolidated Balance Sheet as follows:

(In $ millions)	December 31, 2020	December 31, 2019
Other current liabilities	316	322
Other non-current liabilities	120	128
Total Other Liabilities	436	450
Unfavorable contracts
The gross carrying amounts and accumulated amortization included in 'Other current liabilities' and 'Other non-current liabilities' for unfavorable contracts in the Consolidated Balance Sheets as follows:

	December 31, 2020			December 31, 2019
(In $ millions)	Gross Carrying Amount	Accumulated amortization	Net carrying amount	Gross Carrying Amount	Accumulated amortization	Net carrying amount
Unfavorable contracts
Balance at beginning of period	(66)	58	(8)	(66)	39	(27)
Amortization of unfavorable contracts	—	1	1	—	19	19
Balance at end of period	(66)	59	(7)	(66)	58	(8)
The amortization is recognized in the Consolidated Statement of Operations under "Amortization of intangibles". The weighted average remaining amortization period for the unfavorable contracts is 6 years, 9 months.
The table below shows the amounts relating to unfavorable contracts that is expected to be amortized over the following periods:

(In $ millions)	Period ended December 31,
	2021	2022	2023	2024	2025 and thereafter	Total
Amortization of unfavorable contracts	1	1	1	1	3	7